Accounting Principles and Scope of Consolidation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019
Basis of accounting [abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					4.90%
Net losses	$ (34,722)	$ (18,161)	$ (60,394)	$ (37,992)
Accumulated losses before offset with share premium	$ 274,900		274,900
Offset of accumulated losses with share premium			$ (30,600)